Schedule of Investments

ARK Innovation ETF

October 31, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Aerospace & Defense - 1.0%
Archer Aviation, Inc., Class A*†	16,616,826	$52,343,002

Automobiles - 14.3%
Tesla, Inc.*	3,115,373	778,375,944

Biotechnology - 15.8%
Beam Therapeutics, Inc.*†	4,410,270	96,629,016
CRISPR Therapeutics AG (Switzerland)*†	5,415,578	251,228,663
Intellia Therapeutics, Inc.*†	8,605,387	122,368,603
Moderna, Inc.*	10,045	546,046
Natera, Inc.*	461,220	55,789,171
Prime Medicine, Inc.*	2,406,266	9,336,312
Recursion Pharmaceuticals, Inc., Class A*†	18,987,925	120,003,686
Twist Bioscience Corp.*	2,684,969	108,365,349
Veracyte, Inc.*	2,899,646	97,834,056
Total Biotechnology		862,100,902

Broadline Retail - 1.2%
Amazon.com, Inc.*	343,545	64,036,788

Capital Markets - 11.5%
Coinbase Global, Inc., Class A*	2,173,837	389,660,282
Robinhood Markets, Inc., Class A*	10,078,515	236,744,318
Total Capital Markets		626,404,600

Consumer Finance - 1.6%
SoFi Technologies, Inc.*	7,605,878	84,957,657

Entertainment - 17.2%
ROBLOX Corp., Class A*	7,923,437	409,800,162
Roku, Inc.*†	8,214,106	526,359,912
Total Entertainment		936,160,074

Financial Services - 4.7%
Block, Inc.*	3,571,177	258,267,521

Health Care Equipment & Supplies - 0.4%
Cerus Corp.*†	12,931,823	20,302,962

Hotels, Restaurants & Leisure - 2.2%
DraftKings, Inc., Class A*	3,406,140	120,304,865

Interactive Media & Services - 4.4%
Meta Platforms, Inc., Class A	276,746	157,075,495
Pinterest, Inc., Class A*	2,520,695	80,132,894
Total Interactive Media & Services		237,208,389

IT Services - 3.9%
Shopify, Inc., Class A (Canada)*	2,751,577	215,200,837

Life Sciences Tools & Services - 4.6%
10X Genomics, Inc., Class A*†	8,166,551	130,909,813
Pacific Biosciences of California, Inc.*†	18,937,397	41,094,151
Tempus AI, Inc.*	1,846,916	82,409,392
Total Life Sciences Tools & Services		254,413,356

Media - 2.0%
Trade Desk, Inc. (The), Class A*	906,136	108,926,608

Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	539,169	$77,678,078
Teradyne, Inc.	851,038	90,388,746
Total Semiconductors & Semiconductor Equipment		168,066,824

Software - 12.1%
PagerDuty, Inc.*†	7,487,108	135,217,171
Palantir Technologies, Inc., Class A*	6,532,658	271,508,187
UiPath, Inc., Class A*	13,117,400	162,131,064
Unity Software, Inc.*	4,399,428	88,340,514
Total Software		657,196,936
Total Common Stocks
(Cost $8,974,958,829)		5,444,267,265
MONEY MARKET FUND–0.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.74% (a)
(Cost $20,358,820)	20,358,820	20,358,820
Total Investments–100.4%
(Cost $8,995,317,649)		5,464,626,085
Liabilities in Excess of Other Assets–(0.4)%		(20,546,738)
Net Assets–100.0%		$5,444,079,347

†	Affiliated security
*	Non-income producing security
(a)	Rate shown represents annualized 7-day yield as of October 31, 2024.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2024	Value ($) at 10/31/2024
Common Stocks — 27.5%
Aerospace & Defense — 1.0%
Archer Aviation, Inc.
65,008,132	17,843,712	(14,410,725)	(2,964,984)	(13,133,133)	–	–	16,616,826	52,343,002
Biotechnology — 10.8%
Beam Therapeutics, Inc.
155,963,970	25,849,777	(39,643,903)	(46,111,446)	570,618	–	–	4,410,270	96,629,016
CRISPR Therapeutics AG
302,476,878	79,089,393	(71,461,620)	(4,801,872)	(54,074,116)	–	–	5,415,578	251,228,663
Intellia Therapeutics, Inc.
218,386,385	54,590,924	(49,708,014)	(1,083,111)	(99,817,581)	–	–	8,605,387	122,368,603
Recursion Pharmaceuticals, Inc.
140,475,692	45,435,573	(33,189,388)	647,419	(33,365,610)	–	–	18,987,925	120,003,686
Twist Bioscience Corp. ^
165,426,030	28,100,632	(40,524,472)	(19,032,488)	(25,604,353)	–	–	2,684,969	108,365,349
Veracyte, Inc. ^
92,262,048	18,487,430	(47,140,650)	(13,745,043)	47,970,271	–	–	2,899,646	97,834,056
Entertainment — 9.7%
Roku, Inc.
512,438,347	129,053,365	(172,932,579)	(31,964,700)	89,765,479	–	–	8,214,106	526,359,912
Health Care Equipment & Supplies — 0.4%
Cerus Corp.
22,993,572	9,912,422	(5,573,962)	(3,681,528)	(3,347,542)	–	–	12,931,823	20,302,962
Life Sciences Tools & Services — 3.1%
10X Genomics, Inc.
163,159,368	45,192,982	(44,687,011)	6,303,112	(39,058,638)	–	–	8,166,551	130,909,813
Pacific Biosciences of California, Inc.
38,446,666	9,184,296	(8,597,705)	(7,220,458)	9,281,352	–	–	18,937,397	41,094,151
Software — 2.5%
PagerDuty, Inc.
167,426,710	30,938,232	(40,557,709)	(1,290,394)	(21,299,668)	–	–	7,487,108	135,217,171
$2,044,463,798	$493,678,738	$(568,427,738)	$(124,945,493)	$(142,112,921)	$–	$–	115,357,586	$1,702,656,384

^	As of October 31, 2024, the company was no longer considered to be an affiliated security.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2024, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$5,444,267,265	$–	$–	$5,444,267,265
Money Market Fund	20,358,820	–	–	20,358,820
Total	$5,464,626,085	$–	$–	$5,464,626,085

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.